Cover	Aug. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2022
Entity File Number	000-54878
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, Address Line Three	Camberwell
Entity Address, City or Town	VIC
Entity Address, Country	AU
Entity Address, Postal Zip Code	3124
City Area Code	+61-03-
Local Phone Number	9882-0780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false